Employee Compensation - Pension and Other Employee Future Benefits (Tables)	12 Months Ended
Oct. 31, 2022
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Summary of Asset Allocation Ranges and Weighted-average Actual Asset Allocations
Asset Allocations
The asset allocation ranges and weighted-average actual asset allocations of our primary pension plans, based on fair market values at October 31, are as follows:

	Pension benefit plans
	Target range 2022	Actual 2022	Actual 2021

Equities	20% – 40%	25%	30%
Fixed income investments	40% – 55%	43%	47%
Alternative strategies	15% – 40%	32%	23%
Our pension and other employee future benefit plan assets are measured at fair value on a recurring basis.

Summary of Plan Information for Past Two Years
A summary of plan information for the past two years is as follows:

(Canadian $ in millions)	Pension benefit plans		Other employee future benefit plans
	2022	2021	2022	2021
Defined benefit obligation	7,082	9,716	928	1,220
Fair value of plan assets	8,261	10,525	147	166
Surplus (deficit) and net defined benefit asset (liability)	1,179	809	(781)	(1,054)
Surplus (deficit) is comprised of:
Funded or partially funded plans	1,267	939	51	40
Unfunded plans	(88)	(130)	(832)	(1,094)
Surplus (deficit) and net defined benefit asset (liability)	1,179	809	(781)	(1,054)

Summary of Pension and Other Employee Future Benefit Expenses

(Canadian $ in millions)	Pension benefit plans		Other employee future benefit plans
	2022	2021	2022	2021
Annual benefits expense
Current service cost	237	268	8	9
Net interest (income) expense on net defined benefit (asset) liability	(27)	7	35	30
Past service cost (income)	(2)	–	–	–
Gain on settlement	(1)	–	–	–
Administrative expenses	4	5	–	–
Remeasurement of other long-term benefits	–	–	(18)	(11)
Benefits expense	211	280	25	28
Government pension plans expense (1)	252	216	–	–
Defined contribution expense	176	160	–	–
Total annual pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	639	656	25	28

1)	Includes Canada Pension Plan, Quebec Pension Plan and U.S. Federal Insurance Contribution Act.
Certain comparative figures have been reclassified to conform with the current year’s presentation.

Summary of Weighted-average Assumptions Used to Determine Benefit Expenses
Weighted-Average Assumptions

	Pension benefit plans		Other employee future benefit plans
	2022	2021	2022		2021
Defined Benefit Expenses
Discount rate at beginning of year (1)(2)	3.2%	2.7%	3.3%		2.7%
Rate of compensation increase	2.2%	2.1%	na		2.0%
Assumed overall health care cost trend rate	na	na	4.8	% (3)	4.8	% (3)

Defined Benefit Obligation
Discount rate at end of year	5.5%	3.2%	5.5%		3.3%
Rate of compensation increase	2.3%	2.2%	na		na	(4)
Assumed overall health care cost trend rate	na	na	4.7	% (3)	4.8	% (3)

(1)	The pension benefit current service cost was calculated using a separate discount rate of 3.7% and 3.0% for 2022 and 2021 , respectively.
(2)	The other employee future benefit plans current service cost was calculated using a separate discount rate of 3.6% and 3.0% for 2022 and 2021, respectively.
(3)	Trending to 4.0% in 204 1 and remaining at that level thereafter.
(4)	Rate of compensation increase is not applicable, since the new flat dollar retiree plan benefit is no longer dependent on compensation.
na – not applicable

Summary of Current Life Expectancies Underlying the Amounts of the Defined Benefit Obligations
Assumptions regarding future mortality are based on published statistics and mortality tables calibrated to plan experience, when applicable. The current life expectancies underlying the amounts of the defined benefit obligations for our primary plans are as follows:

(Years)	Canada		United States
	2022	2021	2022	2021
Life expectancy for those currently age 65
Males	23.9	23.8	21.8	21.8
Females	24.2	24.2	23.2	23.2

Life expectancy at age 65 for those currently age 45
Males	24.8	24.8	23.0	23.0
Females	25.1	25.1	24.4	24.4

Summary of Changes in Estimated Financial Positions of Defined Benefit Pension Plans and Other Employee Future Benefit Plans
Changes in the estimated financial positions of our defined benefit pension plans and other employee future benefit plans are as follows:

(Canadian $ in millions, except as noted)	Pension benefit plans		Other employee future benefit plans
	2022	2021	2022	2021
Defined benefit obligation
Defined benefit obligation at beginning of year	9,716	10,493	1,220	1,290
Divestiture of defined benefit obligation (1)	(532)	–	–	–
Current service cost	237	268	8	9
Interest cost	290	269	39	34
Past service (income)	(2)	–	–	–
(Gain) on settlements	(1)	–	–	–
Benefits paid	(578)	(525)	(49)	(50)
Employee contributions	18	17	6	5
Actuarial (gains) losses due to:
Changes in demographic assumptions	–	11	(60)	(4)
Changes in financial assumptions	(2,386)	(700)	(244)	(89)
Plan member experience	207	29	(9)	39
Foreign exchange and other	113	(146)	17	(14)
Defined benefit obligation at end of year	7,082	9,716	928	1,220
Wholly or partially funded defined benefit obligation	6,994	9,586	96	126
Unfunded defined benefit obligation	88	130	832	1,094
Total defined benefit obligation	7,082	9,716	928	1,220
Fair value of plan assets
Fair value of plan assets at beginning of year	10,525	10,064	166	181
Divestiture of plan assets (1)	(647)	–	–	–
Interest income	317	262	4	4
Return on plan assets (excluding interest income)	(1,524)	542	(37)	(1)
Employer contributions	58	298	40	40
Employee contributions	18	17	6	5
Benefits paid	(578)	(525)	(49)	(50)
Administrative expenses	(4)	(5)	–	–
Foreign exchange and other	96	(128)	17	(13)
Fair value of plan assets at end of year	8,261	10,525	147	166
Surplus (Deficit) and net defined benefit asset (liability) at end of year	1,179	809	(781)	(1,054)
Recorded in:
Other assets	1,267	947	51	40
Other liabilities	(88)	(138)	(832)	(1,094)
Surplus (Deficit) and net defined benefit asset (liability) at end of year	1,179	809	(781)	(1,054)
Actuarial gains (losses) recognized in other comprehensive income
Net actuarial gains (losses) on plan assets	(1,524)	542	(37)	(1)
Actuarial gains (losses) on defined benefit obligation due to:
Changes in demographic assumptions	–	(11)	56	4
Changes in financial assumptions	2,386	700	228	84
Plan member experience	(207)	(29)	10	(45)
Foreign exchange and other	(14)	20	–	–
Actuarial gains recognized in other comprehensive income for the year	641	1,222	257	42

(1)	Relates to the defined benefit plan included in the sale of our EMEA Asset Management business in fiscal 2022. Refer to Note 10 for further information.

Summary of Fair Values of Plan Assets Held
Our pension and other employee future benefit plan assets are measured at fair value on a recurring basis. The fair values of plan assets held by our primary plans as at October 31, 2022 and 2021 are as follows:

(Canadian $ in millions)	2022			2021
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Cash and money market funds	185	–	185	144	1	145
Securities issued or guaranteed by:
Canadian federal government	11	41	52	26	41	67
Canadian provincial and municipal governments	156	303	459	191	364	555
U.S. federal government	108	–	108	297	4	301
Pooled funds	704	4,034	4,738	1,071	4,014	5,085
Derivative instruments	–	(53)	(53)	–	43	43
Corporate debt	–	1,157	1,157	3	1,391	1,394
Corporate equity	1,187	–	1,187	1,655	–	1,655
	2,351	5,482	7,833	3,387	5,858	9,245

Summary of Changes in Number of Key Assumption

	Defined benefit obligation
(Canadian $ in millions, except as noted)	Pension benefit plans	Other employee future benefit plans
Discount rate (%)	5.5	5.5
Impact of: 1% increase ($)	(681)	(69)
1% decrease ($)	836	85
Rate of compensation increase (%)	2.3	na
Impact of: 0.25% increase ($)	30	na
0.25% decrease ($)	(29)	na
Mortality
Impact of: 1 year shorter life expectancy ($)	(119)	(17)
1 year longer life expectancy ($)	116	17
Assumed overall health care cost trend rate (%)	na	4.7	(1)
Impact of: 1% increase ($)	na	35
1% decrease ($)	na	(31)

(1)	Trending to 4.00% in 2041 and remaining at that level thereafter.
na –  not applicable

Summary of Duration of Defined Benefit Obligation
The duration of the defined benefit obligation for our primary plans is as follows:

(Years)	2022	2021
Canadian pension plans	12.1	14.5
U.S. pension plan s	7.5	9.5
Canadian other employee future benefit plans	12.5	13.7

Summary of Cash Payments in Connection with Employee Future Benefit Plans
Cash Flows
Cash payments we made during the year in connection with our employee future benefit plans are as follows:

(Canadian $ in millions)	Pension benefit plans		Other employee future benefit plans
	2022	2021	2022	2021
Contributions to defined benefit plans	24	254	–	–
Contributions to defined contribution plans	176	160	–	–
Benefits paid directly to pensioners	34	44	40	40
	234	458	40	40
Our best estimate of the contributions and benefits paid directly to pensioners we expect to make for the year ending October 31, 2023 is approximately $69 million for our defined benefit pension plans and $46 million for our other employee future benefit plans. Benefit payments from our defined benefit plans to retirees for the year ending October 31, 2023 are estimated to be
$520 million.